Lease obligations	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
Lease obligations

11. Lease obligations

The lease obligations as at December 31, 2020 are as follows:

$
Balance as at January 1, 2019	183,424
Add: Interest Expense	11,480
Less: Lease Payments	(42,285)
Balance – December 31, 2019	152,619
Add: Interest Expense	10,367
Less: Lease Payments	(39,993)
Effects of foreign exchange	2,969
Balance – December 31, 2020	125,962

Current	46,842
Non-current	79,120
Balance – December 31, 2020	125,962

Lease obligations are related to the Company's office lease. The Company recognized $10,367 interest expense for the year ended December 31, 2020 (2019 - $11,480).

As of December 31, 2020, the Company did not occupy the leased premise. The Company has commenced plans to sublease the premise, however, if or when the Company will be able to sublease the premise is unknown.

The following table sets out a maturity analysis of the lease payments payable, showing the undiscounted lease payments to be paid on an annual basis, reconciled to the lease obligation.

$

Less than one year	46,842
One to two years	47,088
Two to three years	47,088
Thereafter	—

Total undiscounted lease payments payable	141,018
Less: impact of present value	(15,056)

Balance as at December 31, 2020	125,962